Simple Agreement for Future Equity (“Safe”) Liabilities	6 Months Ended
Jun. 30, 2026
Simple Agreement for Future Equity (“Safe”) Liabilities [Abstract] [Abstract]
SIMPLE AGREEMENT FOR FUTURE EQUITY (“SAFE”) LIABILITIES
9 –	SIMPLE AGREEMENT FOR FUTURE EQUITY (“SAFE”) LIABILITIES

During the six months ended June 30, 2026, prior to the close of the business combination, the Company entered into SAFE arrangements with certain investors and received cash proceeds of $2,500,000 (“Purchase Amount”). In accordance with terms set out in the SAFE agreements, SAFE Holders could automatically receive preference shares upon the close of a qualifying equity financing, SPAC transaction or by a maturity date that is 24 months from the date of issuance if not previously converted. In addition, SAFE Holders could have received proceeds in a liquidity or dissolution event. The Purchase Amount is comprised of (i) a secondary component, equal to 16% of the Purchase Amount (the “Secondary Component”), and a primary component, equal to 84% of the Purchase Amount (the “Primary Component”). The Company was permitted to use the Secondary Component to (i) meet the Company’s working capital requirements, and/or (ii) buy back and cancel Legacy Horizon shares and/or cancel allocated and vested Legacy Horizon options. The Company used the Primary Component to meet the Company’s working capital requirements.

The Company determined that the SAFEs meet the definition of a liability under ASC 480 and will be recorded at fair value. The fair value of the SAFEs was determined using a probability-weighted expected return method (“PWERM”), supported by use of a Monte Carlo simulation method. The value of the SAFE liability as of December 31, 2025 is based on significant inputs not observable in the market, which represents a Level 3 measurement within the fair value hierarchy.

Upon the closing of the Business Combination, all outstanding SAFEs were cancelled and exchanged for 833,079 Company Class A Ordinary Shares. Immediately prior to conversion, the carrying amount of the SAFEs was $11.2 million and this was subsequently reclassified into shareholder’s equity. The following table provides a reconciliation of liabilities measured at fair value:

Amount
Balance as at December 31, 2025	$6,406,878
Receipt of SAFE proceeds	2,500,000
Change in fair value of SAFEs	2,276,199
Conversion of SAFEs to Company Class A Ordinary Shares	(11,183,077)
Balance as at June 30, 2026	$-